CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Net revenues
Total net revenues	¥ 8,851,563	$ 1,356,561	¥ 7,278,192	¥ 5,393,037
Operating expenses:
Cost of products	(3,326,243)	(509,769)	(2,774,342)	(2,034,852)
Fulfillment	(2,259,176)	(346,234)	(1,678,191)	(1,262,302)
Sales and marketing	(2,130,667)	(326,539)	(1,815,642)	(1,338,970)
Technology and content	(409,870)	(62,815)	(392,951)	(268,973)
General and administrative	(224,045)	(34,336)	(215,660)	(154,845)
Other operating income (expense), net	57,115	8,753	(17,753)	22,678
Total operating expenses	(8,292,886)	(1,270,940)	(6,894,539)	(5,037,264)
Income from operations	558,677	85,621	383,653	355,773
Other income (expenses):
Interest income	41,373	6,341	42,614	8,017
Interest expense	(66,124)	(10,134)	(61,316)	(13,058)
Impairment loss of investments	(10,800)	(1,655)	(9,021)	(9,021)
Exchange gain (loss)	25,725	3,943	(7,663)	(5,991)
Income before income tax and share of income in equity method investment	548,851	84,116	348,267	335,720
Income tax expense	(127,787)	(19,584)	(71,144)	(64,953)
Share of income (loss) in equity method investment	5,470	838	4,768	(996)
Net Income	426,534	65,370	281,891	269,771
Net (income) loss attributable to non-controlling interests	(796)	(122)	187	(59)
Net (income) loss attributable to redeemable non-controlling interests	254	39	(781)
Net income attributable to ordinary shareholders of Baozun Inc.	¥ 425,992	$ 65,287	¥ 281,297	¥ 269,712
Net income per share attributable to ordinary shareholders of Baozun Inc.:
Basic | (per share)	¥ 2.27	$ 0.35	¥ 1.62	¥ 1.59
Diluted | (per share)	2.23	0.34	1.57	1.50
Net income per American depositary shares ("ADS") attributable to ordinary shareholders of Baozun Inc.:
Basic | (per share)	6.82	1.05	4.85	4.76
Diluted | (per share)	¥ 6.69	$ 1.03	¥ 4.72	¥ 4.51
Weighted average shares used in calculating net income per ordinary share:
Basic	187,322,781	187,322,781	173,937,013	169,884,906
Diluted	190,988,171	190,988,171	178,932,010	179,327,029
Product [Member]
Net revenues
Total net revenues	¥ 3,906,611	$ 598,714	¥ 3,422,151	¥ 2,516,862
Service [Member]
Net revenues
Total net revenues	¥ 4,944,952	$ 757,847	¥ 3,856,041	¥ 2,876,175